Dividends (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended													12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 18, 2016	Jan. 12, 2016	Oct. 30, 2015
Dividends Paid [Line Items]
Dividends per share paid on ordinary shares		$ 0.20				$ 0.16									$ 0.72	$ 0.64	$ 0.56
Ordinary shares
Dividends Paid [Line Items]
Dividends per share paid on ordinary shares			$ 0.20	$ 0.2	$ 0.16	$ 0.16	$ 0.16	$ 0.16	$ 0.16	$ 0.16	$ 0.14	$ 0.14	$ 0.14	$ 0.14
Series D preference ordinary shares
Dividends Paid [Line Items]
Dividends on preference ordinary shares	[1],[2]														$ 11.8	$ 11.7	$ 12.3
Dividends declared and payable per share																		$ 9.3490		$ 8.7787
Series E preference ordinary shares
Dividends Paid [Line Items]
Dividends on preference ordinary shares	[3]														65.1	65.1	65.1
Dividends declared and payable per share																		$ 32.50
Catlin Group Limited | Noncumulative perpetual preferred shares
Dividends Paid [Line Items]
Dividends on preference ordinary shares	[4]														$ 21.8	$ 0.0	$ 0.0
Dividends declared and payable per share																			$ 21,750,000

[1]	On February 19, 2016, the Company announced that the Board of Directors of XL-Cayman, resolved on February 18, 2016 to pay a dividend of $9.349 per share on XL-Cayman’s Series D Preference Ordinary Shares. The dividend will be paid on April 15, 2016 to all shareholders of record at April 1, 2016.
[2]	On October 30, 2015, the Company announced that the Board of Directors of XL-Cayman resolved to pay a dividend of $8.7787 per share on XL-Cayman’s Series D Preference Ordinary Shares. The dividend was paid on January 15, 2016 to all shareholders of record at January 1, 2016.
[3]	On February 19, 2016, the Company announced that the Board of Directors of XL-Cayman, resolved on February 18, 2016 to pay a dividend of $32.50 per share on XL-Cayman’s Series E Preference Ordinary Shares. The dividend will be paid on April 15, 2016 to all shareholders of record at April 1, 2016.
[4]	On January 12, 2016, the Board of Directors of Catlin-Bermuda resolved to pay a dividend in the aggregate amount of $21.8 million on CICL Prefs. The dividend was paid on January 19, 2016 to all shareholders of record at December 31, 2015.